Net Operating Loss Carryforwards Expire Date (Detail) ¥ in Millions	Mar. 31, 2015 JPY (¥)
Operating Loss Carryforwards [Line Items]
2016	¥ 644
2017	570
2018	71,684
2019	36,083
2020	19,310
Thereafter	404,282
Total	¥ 532,573